Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	VITAMIN BLUE, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001483623
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY